Annual Total Returns- Vanguard Pacific Stock Index Fund (Investor) [BarChart] - Investor - Vanguard Pacific Stock Index Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(14.00%)	15.49%	17.36%	(4.69%)	2.25%	5.19%	28.39%	(13.98%)	17.42%	16.37%